REVENUE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue	$ 213,754	$ 89,990	$ 815,391	$ 46,703
Accounts Receivable [Member]
Revenue	$ 78,802		$ 56,639